Salaries and personnel expenses	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Salaries and personnel expenses	Salaries and personnel expenses

(in USD millions, except average number of employees)	2024	2023	2022

Salaries1)	3,197	2,876	2,875
Pension costs2)	495	441	459
Payroll tax	538	511	433
Other compensations and social costs	381	375	324

Total payroll expenses	4,610	4,203	4,090

Average number of employees3)	24,400	23,000	21,900

1) Salaries include bonuses and expatriate costs in addition to base pay.
2) See note 22 Pensions.
3) Part time employees amount to 2% for 2024, 2% for 2023 and 3% for 2022.
Total payroll expenses are accumulated in cost-pools and partially charged to partners of Equinor operated licences on an hours incurred basis.

Compensation to the board of directors (BoD) and the corporate executive committee (CEC)
	Full year
(in USD million)1)	2024	2023	2022

Current employee benefits	11.1	10.7	12.9
Post-employment benefits	0.3	0.3	0.4
Other non-current benefits	0.0	0.0	0.0
Share-based payment benefits	0.2	0.3	0.2

Total benefits	11.6	11.3	13.5

1) All figures in the table are presented on accrual basis.
At 31 December 2024, 2023, and 2022 there are no loans to the members of the BoD or the CEC.
Share-based compensation
Equinor's share saving plan provides employees with the opportunity to purchase Equinor shares through monthly salary deductions and a contribution by Equinor. If the shares are kept for two full calendar years of continued
employment following the year of purchase, the employees will be allocated one bonus share for each share they have purchased.
Estimated compensation expense including the contribution by Equinor for purchased shares, amounts vested for bonus shares granted and related social security tax was USD 83 million, USD 78 million, and USD 85 million related to the 2024, 2023 and 2022 programmes, respectively. For the 2025 programme (granted in 2024), the estimated compensation expense is USD 82 million. At 31 December 2024 the amount of compensation cost yet to be expensed throughout the vesting period is USD 176 million.
See note 20 Shareholders’ equity, capital distribution and earnings per share for more information about share-
based compensation.